Consolidated Balance Sheets Parentheticals - $ / shares shares in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5.0	5.0
Preferred Stock, Shares Issued	0.0	0.0
Common Stock, Par Value Per Share	$ 0.003	$ 0.003
Common Stock, Shares Authorized	480.0	480.0
Common Stock, Shares, Issued	250.1	250.1
Common Stock, Shares, Outstanding	237.6	238.0
Treasury Stock, Shares	12.5	12.2